Decommissioning Liabilities - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Estimated future cash flows required to settle the obligation	$ 17,700	$ 15,600
Expected settlement of decommissioning liabilities	$ 222
Credit-adjusted risk-free rate	5.50%	5.20%
Inflation rate	2.00%	2.00%
Restricted Cash	$ 256	$ 241